Stockholders’ Deficit (Details Narrative) - USD ($)								1 Months Ended	6 Months Ended	10 Months Ended	12 Months Ended
	Jun. 01, 2023	May 23, 2022	Apr. 05, 2022	Apr. 05, 2022	Mar. 08, 2022	Mar. 07, 2022	Mar. 04, 2021	Jun. 30, 2023	Jun. 30, 2023	Dec. 31, 2021	Dec. 31, 2022	Sep. 13, 2022
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock shares authorized								1,000,000	1,000,000	1,000,000	1,000,000
Preferred stock par or stated value per share								$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock shares issued								0	0	0	0
Preferred stock shares outstanding								0	0	0	0
Common stock shares authorized								100,000,000	100,000,000	100,000,000	100,000,000
Common stock par or stated value per share								$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Purchase price of shares issued										$ 25,000
Number of shares redeemed								8,007,353
Common stock shares issued								3,132,500	3,132,500	2,875,000	3,132,500
Common stock shares outstanding								3,132,500	3,132,500	2,875,000	3,132,500
Common stock shares subject to possible redemption								3,492,647	3,492,647	0	11,500,000
Warrants outstanding										0	11,757,500
Exercise price of warrant											$ 11.50	$ 11.50
Share price								$ 10.10	$ 10.10		$ 10.10
Warrants and rights outstanding										$ 0	$ 11,757,500
Stock Repurchased During Period, Shares	8,007,353							8,007,353
Public Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants and rights outstanding, term								5 years	5 years		5 years
Minimum lock in period required for warrant exercise from the date of business combination									20 days		20 days
Minimum period required for filing SEC registration statement from the date of business combination									60 days		60 days
Share Price Equal or Less Nine point Two Rupees per dollar [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Class of warrant or right exercise price adjustment percentage higher of market value								115.00%	115.00%		115.00%
Share Price Equal or Exceeds Eighteen Rupees per dollar [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Class of warrant or right exercise price adjustment percentage higher of market value								180.00%	180.00%		180.00%
Common Class A [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise price of warrant											$ 11.50
Common Class A [Member] | Share Price Equal or Less Nine point Two Rupees per dollar [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise price of warrant								$ 9.20	$ 9.20		9.20
Share redemption trigger price									$ 9.20		$ 9.20
Minimum percentage gross proceeds required from issuance of equity									60.00%		60.00%
Class of warrant or right minimum notice period for redemption									30 days		30 days
Common Class A [Member] | Share Price Equal or Exceeds Eighteen Rupees per dollar [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise price of warrant								18.00	$ 18.00		$ 18.00
Common Class A [Member] | Share Price Equal or Exceeds Eighteen Rupees per dollar [Member] | Redemption of Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Class of warrants, redemption price per unit									$ 0.01		$ 0.01
Class of warrants, redemption notice period									30 days		30 days
Share price								$ 18.00	$ 18.00		$ 18.00
Number of consecutive trading days for determining share price									20 days		20 days
Founder Shares [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock issued to initial stockholders, shares											750,000
Common stock shares surrendered		57,500	141,624		708,738
Share price											$ 0.009
Sponsor [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock issued to initial stockholders, shares							3,450,000
Purchase price of shares issued							$ 25,000
Sponsor [Member] | Founder Shares [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock issued to initial stockholders, shares		57,500		141,624	708,738		3,450,000
Number of shares redeemed						575,000
Common shares after forfeiture						2,875,000
Common stock shares outstanding						2,875,000
Number of stock transfer		57,500		141,624	708,738